MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.4 - Schedule 6

Client Name:
Client Project Name:	MSRM 2026-NQM4_DSC2
Start - End Dates:	5/1/2024 - 3/6/2026
Deal Loan Count:	362

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3262	Property issues indicated	1
Credit	Terms/Guidelines	CRDTER4238	Business entity does not meet guidelines	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Property Valuations	Property	PRVAPROP132	Missing HOA Certificate/Questionnaire	1
Property Valuations	Appraisal	PRVAAPPR4789	Appraisal Deficiency	4
Total				8

 ©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.